UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2018 to June 30, 2019

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

Haverford Quality Growth Stock Fund
A series of The Advisors’ Inner Circle Fund

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

ACCENTURE PLC
Security ID: G1151C101 Ticker: ACN
Meeting Date: 01-Feb-19
1a.	Re-appointment of Director: Jaime Ardila	Issuer	For	Voted - For
1b.	Re-appointment of Director: Herbert Hainer	Issuer	For	Voted - For
1c.	Re-appointment of Director: Marjorie Magner	Issuer	For	Voted - For
1d.	Re-appointment of Director: Nancy Mckinstry	Issuer	For	Voted - For
1e.	Re-appointment of Director: Pierre Nanterme	Issuer	For	Voted - For
1f.	Re-appointment of Director: Gilles C. Pelisson	Issuer	For	Voted - For
1g.	Re-appointment of Director: Paula A. Price	Issuer	For	Voted - For
1h.	Re-appointment of Director: Venkata (murthy) Renduchintala	Issuer	For	Voted - For
1i.	Re-appointment of Director: Arun Sarin	Issuer	For	Voted - For
1j.	Re-appointment of Director: Frank K. Tang	Issuer	For	Voted - For
1k.	Re-appointment of Director: Tracey T. Travis	Issuer	For	Voted - For
2	To Approve, in A Non-binding Vote, the Compensation of our Named Executive Officers.	Issuer	For	Voted - Against
3
To Ratify, in A Non-binding Vote, the Appointment of KPMG LLP ("kpmg") As Independent Auditors of Accenture and to Authorize, in A Binding Vote, the Audit Committee of the Board of Directors to Determine KPMGs Remuneration.
		Issuer	For	Voted - For
4	To Grant the Board of Directors the Authority to Issue Shares Under Irish Law.	Issuer	For	Voted - For
5	To Grant the Board of Directors the Authority to Opt-out of Pre-emption Rights Under Irish Law.	Issuer	For	Voted - For
6	To Determine the Price Range at Which Accenture Can Re-allot Shares That It Acquires As Treasury Shares Under Irish Law.	Issuer	For	Voted - For
AIR PRODUCTS AND CHEMICALS, INC.
Security ID: 9158106 Ticker: APD
Meeting Date: 24-Jan-19
1a.	Election of Director: Susan K. Carter	Issuer	For	Voted - For
1b.	Election of Director: Charles I. Cogut	Issuer	For	Voted - For
1c.	Election of Director: Seifi Ghasemi	Issuer	For	Voted - For
1d.	Election of Director: Chadwick C. Deaton	Issuer	For	Voted - For
1e.	Election of Director: David H. Y. Ho	Issuer	For	Voted - For
1f.	Election of Director: Margaret G. Mcglynn	Issuer	For	Voted - For
1g.	Election of Director: Edward L. Monser	Issuer	For	Voted - For
1h.	Election of Director: Matthew H. Paull	Issuer	For	Voted - For
2	Advisory Vote Approving Executive Officer Compensation.	Issuer	For	Voted - For
3	Ratify the Appointment of Deloitte & Touche LLP As the Companys Independent Registered Public Accounting Firm for the Fiscal Year Ending September 30, 2019.	Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

APPLE INC.
Security ID: 37833100 Ticker: AAPL
Meeting Date: 01-Mar-19
1a.	Election of Director: James Bell	Issuer	For	Voted - For
1b.	Election of Director: Tim Cook	Issuer	For	Voted - For
1c.	Election of Director: Al Gore	Issuer	For	Voted - Against
1d.	Election of Director: Bob Iger	Issuer	For	Voted - For
1e.	Election of Director: Andrea Jung	Issuer	For	Voted - For
1f.	Election of Director: Art Levinson	Issuer	For	Voted - Against
1g.	Election of Director: Ron Sugar	Issuer	For	Voted - For
1h.	Election of Director: Sue Wagner	Issuer	For	Voted - For
2	Ratification of the Appointment of Ernst & Young LLP As Apples Independent Registered Public Accounting Firm for 2019	Issuer	For	Voted - Against
3	Advisory Vote to Approve Executive Compensation	Issuer	For	Voted - For
4	A Shareholder Proposal Entitled "shareholder Proxy Access Amendments"	Shareholder	Against	Voted - For
5	A Shareholder Proposal Entitled "true Diversity Board Policy"	Shareholder	Against	Voted - Against
BAXTER INTERNATIONAL INC.
Security ID: 71813109 Ticker: BAX
Meeting Date: 07-May-19
1a.	Election of Director: Jose (Joe) E. Almeida	Issuer	For	Voted - Against
1b.	Election of Director: Thomas F. Chen	Issuer	For	Voted - For
1c.	Election of Director: John D. Forsyth	Issuer	For	Voted - Against
1d.	Election of Director: James R. Gavin III	Issuer	For	Voted - For
1e.	Election of Director: Peter S. Hellman	Issuer	For	Voted - Against
1f.	Election of Director: Michael F. Mahoney	Issuer	For	Voted - For
1g.	Election of Director: Patricia B. Morrison	Issuer	For	Voted - For
1h.	Election of Director: Stephen N. Oesterle	Issuer	For	Voted - For
1i.	Election of Director: Cathy R. Smith	Issuer	For	Voted - For
1j.	Election of Director: Thomas T. Stallkamp	Issuer	For	Voted - Against
1k.	Election of Director: Albert P.l. Stroucken	Issuer	For	Voted - Against
1l.	Election of Director: Amy A. Wendell	Issuer	For	Voted - For
2	Advisory Vote to Approve Named Executive Officer Compensation	Issuer	For	Voted - For
3	Ratification of Appointment of Independent Registered Public Accounting Firm	Issuer	For	Voted - Against
4	Stockholder Proposal - Independent Board Chairman	Shareholder	Against	Voted - For
5	Stockholder Proposal- Right to Act by Written Consent	Shareholder	Against	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

BB&T CORPORATION
Security ID: 54937107 Ticker: BBT
Meeting Date: 30-Apr-19
1a.	Election of Director: Jennifer S. Banner	Issuer	For	Voted - For
1b.	Election of Director: K. David Boyer, Jr.	Issuer	For	Voted - For
1c.	Election of Director: Anna R. Cablik	Issuer	For	Voted - For
1d.	Election of Director: Patrick C. Graney III	Issuer	For	Voted - For
1e.	Election of Director: I. Patricia Henry	Issuer	For	Voted - For
1f.	Election of Director: Kelly S. King	Issuer	For	Voted - For
1g.	Election of Director: Louis B. Lynn, Ph.D.	Issuer	For	Voted - For
1h.	Election of Director: Easter A. Maynard	Issuer	For	Voted - For
1i.	Election of Director: Charles A. Patton	Issuer	For	Voted - For
1j.	Election of Director: Nido R. Qubein	Issuer	For	Voted - For
1k.	Election of Director: William J. Reuter	Issuer	For	Voted - For
1l.	Election of Director: Tollie W. Rich, Jr.	Issuer	For	Voted - For
1m.	Election of Director: Christine Sears	Issuer	For	Voted - For
1n.	Election of Director: Thomas E. Skains	Issuer	For	Voted - For
1o.	Election of Director: Thomas N. Thompson	Issuer	For	Voted - Against
2	Ratification of the Appointment of Bb&ts Independent Registered Public Accounting Firm for 2019.	Issuer	For	Voted - Against
3	An Advisory Vote to Approve Bb&ts Executive Compensation Program.	Issuer	For	Voted - For
BECTON, DICKINSON AND COMPANY
Security ID: 75887109 Ticker: BDX
Meeting Date: 22-Jan-19
1a.	Election of Director: Catherine M. Burzik	Issuer	For	Voted - For
1b.	Election of Director: R. Andrew Eckert	Issuer	For	Voted - For
1c.	Election of Director: Vincent A. Forlenza	Issuer	For	Voted - For
1d.	Election of Director: Claire M. Fraser	Issuer	For	Voted - For
1e.	Election of Director: Jeffrey W. Henderson	Issuer	For	Voted - For
1f.	Election of Director: Christopher Jones	Issuer	For	Voted - For
1g.	Election of Director: Marshall O. Larsen	Issuer	For	Voted - Against
1h.	Election of Director: David F. Melcher	Issuer	For	Voted - For
1i.	Election of Director: Claire Pomeroy	Issuer	For	Voted - For
1j.	Election of Director: Rebecca W. Rimel	Issuer	For	Voted - For
1k.	Election of Director: Timothy M. Ring	Issuer	For	Voted - For
1l.	Election of Director: Bertram L. Scott	Issuer	For	Voted - For
2	Ratification of Selection of Independent Registered Public Accounting Firm.	Issuer	For	Voted - Against
3	Advisory Vote to Approve Named Executive Officer Compensation.	Issuer	For	Voted - For
4	Amendment to Bds Restated Certificate of Incorporation.	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

BLACKROCK, INC.
Security ID: 09247X101 Ticker: BLK
Meeting Date: 23-May-19
1a.	Election of Director: Bader M. Alsaad	Issuer	For	Voted - For
1b.	Election of Director: Mathis Cabiallavetta	Issuer	For	Voted - For
1c.	Election of Director: Pamela Daley	Issuer	For	Voted - For
1d.	Election of Director: William S. Demchak	Issuer	For	Voted - For
1e.	Election of Director: Jessica P. Einhorn	Issuer	For	Voted - Against
1f.	Election of Director: Laurence D. Fink	Issuer	For	Voted - For
1g.	Election of Director: William E. Ford	Issuer	For	Voted - Against
1h.	Election of Director: Fabrizio Freda	Issuer	For	Voted - For
1i.	Election of Director: Murry S. Gerber	Issuer	For	Voted - Against
1j.	Election of Director: Margaret L. Johnson	Issuer	For	Voted - Against
1k.	Election of Director: Robert S. Kapito	Issuer	For	Voted - For
1l.	Election of Director: Cheryl D. Mills	Issuer	For	Voted - Against
1m.	Election of Director: Gordon M. Nixon	Issuer	For	Voted - Against
1n.	Election of Director: Charles H. Robbins	Issuer	For	Voted - For
1o.	Election of Director: IVan G. Seidenberg	Issuer	For	Voted - Against
1p.	Election of Director: Marco Antonio Slim Domit	Issuer	For	Voted - Against
1q.	Election of Director: Susan L. Wagner	Issuer	For	Voted - For
1r.	Election of Director: Mark Wilson	Issuer	For	Voted - For
2	Approval, in A Non-binding Advisory Vote, of the Compensation for Named Executive Officers.	Issuer	For	Voted - Against
3	Ratification of the Appointment of Deloitte LLP As Blackrocks Independent Registered Public Accounting Firm for the Fiscal Year 2019.	Issuer	For	Voted - Against
4	Shareholder Proposal - Production of an Annual Report on Certain Trade Association and Lobbying Expenditures.	Shareholder	Against	Voted - Against
5	Shareholder Proposal - Simple Majority Vote Requirement.	Shareholder	Against	Voted - For
COMCAST CORPORATION
Security ID: 20030N101 Ticker: CMCSA
Meeting Date: 05-Jun-19
1	Director: Kenneth J. Bacon	Issuer	For	Voted - For
1	Director: Madeline S. Bell	Issuer	For	Voted - For
1	Director: Sheldon M. Bonovitz	Issuer	For	Voted - For
1	Director: Edward D. Breen	Issuer	For	Voted - Withheld
1	Director: Gerald L. Hassell	Issuer	For	Voted - Withheld
1	Director: Jeffrey A. Honickman	Issuer	For	Voted - Withheld
1	Director: Maritza G. Montiel	Issuer	For	Voted - For
1	Director: Asuka Nakahara	Issuer	For	Voted - For
1	Director: David C. Novak	Issuer	For	Voted - Withheld
1	Director: Brian L. Roberts	Issuer	For	Voted - Withheld

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2	Ratification of the Appointment of our Independent Auditors	Issuer	For	Voted - Against
3	Approval of Comcast Corporation 2019 Omnibus Sharesave Plan	Issuer	For	Voted - For
4	Advisory Vote on Executive Compensation	Issuer	For	Voted - Against
5	To Require an Independent Board Chairman	Shareholder	Against	Voted - For
6	To Provide A Lobbying Report	Shareholder	Against	Voted - Against
CVS HEALTH CORPORATION
Security ID: 126650100 Ticker: CVS
Meeting Date: 16-May-19
1a.	Election of Director: Fernando Aguirre	Issuer	For	Voted - For
1b.	Election of Director: Mark T. Bertolini	Issuer	For	Voted - For
1c.	Election of Director: Richard M. Bracken	Issuer	For	Voted - Against
1d.	Election of Director: C. David Brown II	Issuer	For	Voted - For
1e.	Election of Director: Alecia A. Decoudreaux	Issuer	For	Voted - For
1f.	Election of Director: Nancy-ann M. Deparle	Issuer	For	Voted - For
1g.	Election of Director: David W. Dorman	Issuer	For	Voted - Against
1h.	Election of Director: Roger N. Farah	Issuer	For	Voted - Against
1i.	Election of Director: Anne M. Finucane	Issuer	For	Voted - Against
1j.	Election of Director: Edward J. Ludwig	Issuer	For	Voted - For
1k.	Election of Director: Larry J. Merlo	Issuer	For	Voted - For
1l.	Election of Director: Jean-pierre Millon	Issuer	For	Voted - For
1m.	Election of Director: Mary L. Schapiro	Issuer	For	Voted - For
1n.	Election of Director: Richard J. Swift	Issuer	For	Voted - Against
1o.	Election of Director: William C. Weldon	Issuer	For	Voted - Against
1p.	Election of Director: Tony L. White	Issuer	For	Voted - Against
2	Proposal to Ratify Appointment of Independent Registered Public Accounting Firm for 2019.	Issuer	For	Voted - Against
3	Say on Pay, A Proposal to Approve, on an Advisory Basis, the Companys Executive Compensation.	Issuer	For	Voted - Against
4	Stockholder Proposal Regarding Exclusion of Legal Or Compliance Costs from Financial Performance Adjustments for Executive Compensation.	Shareholder	Against	Voted - Against
DOWDUPONT INC.
Security ID: 26078J100 Ticker: DWDP
Meeting Date: 23-May-19
1
A Proposal, Which We Refer to As the Reverse Stock Split Proposal, to Adopt and Approve an Amendment to our Amended and Restated Certificate of Incorporation to Effect (a) A Reverse Stock Split of our Outstanding Shares of Common Stock, at A Reverse Stock Split Ratio of Not Less Than 2-for-5 and Not Greater Than 1-for-3, with an Exact Ratio As May be Determined by our Board of Directors at A Later Date, and (b) A Reduction in the Number of our Authorized Shares of Common Stock by A Corresponding Ratio.
	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2	A Proposal, Which We Refer to As the Adjournment Proposal, to Approve, If Necessary, the Adjournment of the Special Meeting to Solicit Additional Proxies in Favor of the Reverse Stock Split Proposal.	Issuer	For	Voted - For
Meeting Date: 25-Jun-19
1a.	Election of Director: Edward D. Breen	Issuer	For	Voted - For
1b.	Election of Director: Ruby R. Chandy	Issuer	For	Voted - For
1c.	Election of Director: Franklin K. Clyburn, Jr.	Issuer	For	Voted - For
1d.	Election of Director: Terrence R. Curtin	Issuer	For	Voted - For
1e.	Election of Director: Alexander M. Cutler	Issuer	For	Voted - For
1f.	Election of Director: C. Marc Doyle	Issuer	For	Voted - For
1g.	Election of Director: Eleuthãƒâ¨re I. Du Pont	Issuer	For	Voted - For
1h.	Election of Director: Rajiv L. Gupta	Issuer	For	Voted - For
1i.	Election of Director: Luther C. Kissam	Issuer	For	Voted - For
1j.	Election of Director: Frederick M. Lowery	Issuer	For	Voted - For
1k.	Election of Director: Raymond J. Milchovich	Issuer	For	Voted - For
1l.	Election of Director: Steven M. Sterin	Issuer	For	Voted - For
2	Advisory Resolution to Approve Executive Compensation	Issuer	For	Voted - Against
3	Ratification of the Appointment of the Independent Registered Public Accounting Firm	Issuer	For	Voted - Against
4	Right to Act by Written Consent	Shareholder	Against	Voted - For
5	Preparation of an Executive Compensation Report	Shareholder	Against	Voted - For
6	Preparation of A Report on Climate Change Induced Flooding and Public Health	Shareholder	Against	Voted - For
7	Preparation of A Report on Plastic Pollution	Shareholder	Against	Voted - Against
EMERSON ELECTRIC CO.
Security ID: 291011104 Ticker: EMR
Meeting Date: 05-Feb-19
1	Director: C. A. H. Boersig	Issuer	For	Voted - Withheld
1	Director: J. B. Bolten	Issuer	For	Voted - For
1	Director: L. M. Lee	Issuer	For	Voted - For
2	Ratification of KPMG LLP As Independent Registered Public Accounting Firm.	Issuer	For	Voted - Against
3	Approval, by Non-binding Advisory Vote, of Emerson Electric Co. Executive Compensation.	Issuer	For	Voted - For
EXXON MOBIL CORPORATION
Security ID: 30231G102 Ticker: XOM
Meeting Date: 29-May-19
1a.	Election of Director: Susan K. Avery	Issuer	For	Voted - For
1b.	Election of Director: Angela F. Braly	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1c.	Election of Director: Ursula M. Burns	Issuer	For	Voted - For
1d.	Election of Director: Kenneth C. Frazier	Issuer	For	Voted - For
1e.	Election of Director: Steven A. Kandarian	Issuer	For	Voted - For
1f.	Election of Director: Douglas R. Oberhelman	Issuer	For	Voted - For
1g.	Election of Director: Samuel J. Palmisano	Issuer	For	Voted - Against
1h.	Election of Director: Steven S Reinemund	Issuer	For	Voted - Against
1i.	Election of Director: William C. Weldon	Issuer	For	Voted - For
1j.	Election of Director: Darren W. Woods	Issuer	For	Voted - Against
2	Ratification of Independent Auditors (page 28)	Issuer	For	Voted - Against
3	Advisory Vote to Approve Executive Compensation (page 30)	Issuer	For	Voted - For
4	Independent Chairman (page 58)	Shareholder	Against	Voted - For
5	Special Shareholder Meetings (page 59)	Shareholder	Against	Voted - Against
6	Board Matrix (page 61)	Shareholder	Against	Voted - For
7	Climate Change Board Committee (page 62)	Shareholder	Against	Voted - For
8	Report on Risks of Gulf Coast Petrochemical Investments (page 64)	Shareholder	Against	Voted - Against
9	Report on Political Contributions (page 66)	Shareholder	Against	Voted - Against
10	Report on Lobbying (page 67)	Shareholder	Against	Voted - Against
FEDEX CORPORATION
Security ID: 31428X106 Ticker: FDX
Meeting Date: 24-Sep-18
1a.	Election of Director: John A. Edwardson	Issuer	For	Voted - Against
1b.	Election of Director: Marvin R. Ellison	Issuer	For	Voted - For
1c.	Election of Director: Susan Patricia Griffith	Issuer	For	Voted - For
1d.	Election of Director: John C. ("chris") Inglis	Issuer	For	Voted - For
1e.	Election of Director: Kimberly A. Jabal	Issuer	For	Voted - For
1f.	Election of Director: Shirley Ann Jackson	Issuer	For	Voted - For
1g.	Election of Director: R. Brad Martin	Issuer	For	Voted - For
1h.	Election of Director: Joshua Cooper Ramo	Issuer	For	Voted - For
1i.	Election of Director: Susan C. Schwab	Issuer	For	Voted - For
1j.	Election of Director: Frederick W. Smith	Issuer	For	Voted - For
1k.	Election of Director: David P. Steiner	Issuer	For	Voted - For
1l.	Election of Director: Paul S. Walsh	Issuer	For	Voted - Against
2	Advisory Vote to Approve Named Executive Officer Compensation.	Issuer	For	Voted - For
3	Ratification of Independent Registered Public Accounting Firm.	Issuer	For	Voted - Against
4	Stockholder Proposal Regarding Lobbying Activity and Expenditure Report.	Shareholder	Against	Voted - Against
5	Stockholder Proposal Regarding Shareholder Right to Act by Written Consent.	Shareholder	Against	Voted - For
6	Stockholder Proposal Regarding Shareholder Approval of Bylaw Changes.	Shareholder	Against	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

HONEYWELL INTERNATIONAL INC.
Security ID: 438516106 Ticker: HON
Meeting Date: 29-Apr-19
1A.	Election of Director: Darius Adamczyk	Issuer	For	Voted - Against
1B.	Election of Director: Duncan B. Angove	Issuer	For	Voted - For
1C.	Election of Director: William S. Ayer	Issuer	For	Voted - For
1D.	Election of Director: Kevin Burke	Issuer	For	Voted - For
1E.	Election of Director: Jaime Chico Pardo	Issuer	For	Voted - For
1F.	Election of Director: D. Scott Davis	Issuer	For	Voted - Against
1G.	Election of Director: Linnet F. Deily	Issuer	For	Voted - For
1H.	Election of Director: Judd Gregg	Issuer	For	Voted - For
1I.	Election of Director: Clive Hollick	Issuer	For	Voted - Against
1J.	Election of Director: Grace D. Lieblein	Issuer	For	Voted - For
1K.	Election of Director: George Paz	Issuer	For	Voted - Against
1L.	Election of Director: Robin L. Washington	Issuer	For	Voted - For
2	Advisory Vote to Approve Executive Compensation.	Issuer	For	Voted - For
3	Approval of Independent Accountants.	Issuer	For	Voted - Against
4	Right to Act by Written Consent.	Shareholder	Against	Voted - For
5	Report on Lobbying Payments and Policy.	Shareholder	Against	Voted - Against
JOHNSON & JOHNSON
Security ID: 478160104 Ticker: JNJ
Meeting Date: 25-Apr-19
1a.	Election of Director: Mary C. Beckerle	Issuer	For	Voted - For
1b.	Election of Director: D. Scott Davis	Issuer	For	Voted - For
1c.	Election of Director: Ian E. L. Davis	Issuer	For	Voted - For
1d.	Election of Director: Jennifer A. Doudna	Issuer	For	Voted - For
1e.	Election of Director: Alex Gorsky	Issuer	For	Voted - Against
1f.	Election of Director: Marillyn A. Hewson	Issuer	For	Voted - For
1g.	Election of Director: Mark B. Mcclellan	Issuer	For	Voted - For
1h.	Election of Director: Anne M. Mulcahy	Issuer	For	Voted - For
1i.	Election of Director: William D. Perez	Issuer	For	Voted - Against
1j.	Election of Director: Charles Prince	Issuer	For	Voted - Against
1k.	Election of Director: A. Eugene Washington	Issuer	For	Voted - For
1l.	Election of Director: Ronald A. Williams	Issuer	For	Voted - For
2	Advisory Vote to Approve Named Executive Officer Compensation.	Issuer	For	Voted - For
3	Ratification of Appointment of PricewaterhouseCoopers LLP As the Independent Registered Public Accounting Firm for 2019.	Issuer	For	Voted - Against
4	Shareholder Proposal - Clawback Disclosure	Shareholder	Against	Voted - Against
5	Shareholder Proposal - Executive Compensation and Drug Pricing Risks.	Shareholder	Against	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

JPMORGAN CHASE & CO.
Security ID: 46625H100 Ticker: JPM
Meeting Date: 21-May-19
1a.	Election of Director: Linda B. Bammann	Issuer	For	Voted - For
1b.	Election of Director: James A. Bell	Issuer	For	Voted - For
1c.	Election of Director: Stephen B. Burke	Issuer	For	Voted - Against
1d.	Election of Director: Todd A. Combs	Issuer	For	Voted - For
1e.	Election of Director: James S. Crown	Issuer	For	Voted - For
1f.	Election of Director: James Dimon	Issuer	For	Voted - Against
1g.	Election of Director: Timothy P. Flynn	Issuer	For	Voted - For
1h.	Election of Director: Mellody Hobson	Issuer	For	Voted - For
1i.	Election of Director: Laban P. Jackson, Jr.	Issuer	For	Voted - Against
1j.	Election of Director: Michael A. Neal	Issuer	For	Voted - For
1k.	Election of Director: Lee R. Raymond	Issuer	For	Voted - Against
2	Advisory Resolution to Approve Executive Compensation	Issuer	For	Voted - For
3	Ratification of Independent Registered Public Accounting Firm	Issuer	For	Voted - Against
4	Gender Pay Equity Report	Shareholder	Against	Voted - For
5	Enhance Shareholder Proxy Access	Shareholder	Against	Voted - For
6	Cumulative Voting	Shareholder	Against	Voted - Against
LOWES COMPANIES, INC.
Security ID: 548661107 Ticker: LOW
Meeting Date: 31-May-19
1	Director: Raul Alvarez	Issuer	For	Voted - For
1	Director: David H. Batchelder	Issuer	For	Voted - For
1	Director: Angela F. Braly	Issuer	For	Voted - For
1	Director: Sandra B. Cochran	Issuer	For	Voted - For
1	Director: Laurie Z. Douglas	Issuer	For	Voted - For
1	Director: Richard W. Dreiling	Issuer	For	Voted - Withheld
1	Director: Marvin R. Ellison	Issuer	For	Voted - For
1	Director: James H. Morgan	Issuer	For	Voted - For
1	Director: Brian C. Rogers	Issuer	For	Voted - For
1	Director: Bertram L. Scott	Issuer	For	Voted - For
1	Director: Lisa W. Wardell	Issuer	For	Voted - For
1	Director: Eric C. Wiseman	Issuer	For	Voted - For
2	Advisory Vote to Approve Lowes Named Executive Officer Compensation in Fiscal 2018.	Issuer	For	Voted - For
3	Ratification of the Appointment of Deloitte & Touche LLP As Lowes Independent Registered Public Accounting Firm for Fiscal 2019.	Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

MASTERCARD INCORPORATED
Security ID: 57636Q104 Ticker: MA
Meeting Date: 25-Jun-19
1a.	Election of Director: Richard Haythornthwaite	Issuer	For	Voted - For
1b.	Election of Director: Ajay Banga	Issuer	For	Voted - For
1c.	Election of Director: David R. Carlucci	Issuer	For	Voted - Against
1d.	Election of Director: Richard K. Davis	Issuer	For	Voted - For
1e.	Election of Director: Steven J. Freiberg	Issuer	For	Voted - Against
1f.	Election of Director: Julius Genachowski	Issuer	For	Voted - For
1g.	Election of Director: Choon Phong Goh	Issuer	For	Voted - For
1h.	Election of Director: Merit E. Janow	Issuer	For	Voted - For
1i.	Election of Director: Oki Matsumoto	Issuer	For	Voted - For
1j.	Election of Director: Youngme Moon	Issuer	For	Voted - For
1k.	Election of Director: Rima Qureshi	Issuer	For	Voted - For
1l.	Election of Director: Josãƒâ© Octavio Reyes Lagunes	Issuer	For	Voted - For
1m.	Election of Director: Gabrielle Sulzberger	Issuer	For	Voted - For
1n.	Election of Director: Jackson Tai	Issuer	For	Voted - For
1o.	Election of Director: Lance Uggla	Issuer	For	Voted - For
2	Advisory Approval of Mastercards Executive Compensation	Issuer	For	Voted - For
3	Ratification of the Appointment of PricewaterhouseCoopers LLP As the Independent Registered Public Accounting Firm for Mastercard for 2019	Issuer	For	Voted - Against
4	Consideration of A Stockholder Proposal on Gender Pay Gap	Shareholder	Against	Voted - For
5	Consideration of A Stockholder Proposal on Creation of A Human Rights Committee	Shareholder	Against	Voted - For
MEDTRONIC PLC
Security ID: G5960L103 Ticker: MDT
Meeting Date: 07-Dec-18
1a.	Election of Director: Richard H. Anderson	Issuer	For	Voted - Against
1b.	Election of Director: Craig Arnold	Issuer	For	Voted - For
1c.	Election of Director: Scott C. Donnelly	Issuer	For	Voted - For
1d.	Election of Director: Randall J. Hogan III	Issuer	For	Voted - For
1e.	Election of Director: Omar Ishrak	Issuer	For	Voted - Against
1f.	Election of Director: Michael O. Leavitt	Issuer	For	Voted - For
1g.	Election of Director: James T. Lenehan	Issuer	For	Voted - Against
1h.	Election of Director: Elizabeth Nabel, M.D.	Issuer	For	Voted - For
1i.	Election of Director: Denise M. Oleary	Issuer	For	Voted - For
1j.	Election of Director: Kendall J. Powell	Issuer	For	Voted - Against
2
To Ratify, in A Non-binding Vote, the Re-appointment of PricewaterhouseCoopers LLP As Medtronics Independent Auditor for Fiscal Year 2019 and Authorize the Board of Directors, Acting Through the Audit Committee, to Set the Auditors Remuneration.
		Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3	To Approve in A Non-binding Advisory Vote, Named Executive Officer Compensation (a "say-on-pay" Vote).	Issuer	For	Voted - For
MICROSOFT CORPORATION
Security ID: 594918104 Ticker: MSFT
Meeting Date: 28-Nov-18
1a.	Election of Director: William H. Gates Lll	Issuer	For	Voted - For
1b.	Election of Director: Reid G. Hoffman	Issuer	For	Voted - For
1c.	Election of Director: Hugh F. Johnston	Issuer	For	Voted - For
1d.	Election of Director: Teri L. List-stoll	Issuer	For	Voted - For
1e.	Election of Director: Satya Nadella	Issuer	For	Voted - For
1f.	Election of Director: Charles H. Noski	Issuer	For	Voted - Against
1g.	Election of Director: Helmut Panke	Issuer	For	Voted - For
1h.	Election of Director: Sandra E. Peterson	Issuer	For	Voted - For
1i.	Election of Director: Penny S. Pritzker	Issuer	For	Voted - For
1j.	Election of Director: Charles W. Scharf	Issuer	For	Voted - For
1k.	Election of Director: Arne M. Sorenson	Issuer	For	Voted - For
1l.	Election of Director: John W. Stanton	Issuer	For	Voted - For
1m.	Election of Director: John W. Thompson	Issuer	For	Voted - For
1n.	Election of Director: Padmasree Warrior	Issuer	For	Voted - For
2	Advisory Vote to Approve Named Executive Officer Compensation	Issuer	For	Voted - For
3	Ratification of Deloitte & Touche LLP As our Independent Auditor for Fiscal Year 2019	Issuer	For	Voted - Against
ORACLE CORPORATION
Security ID: 68389X105 Ticker: ORCL
Meeting Date: 14-Nov-18
1	Director: Jeffrey S. Berg	Issuer	For	Voted - Withheld
1	Director: Michael J. Boskin	Issuer	For	Voted - Withheld
1	Director: Safra A. Catz	Issuer	For	Voted - For
1	Director: Bruce R. Chizen	Issuer	For	Voted - Withheld
1	Director: George H. Conrades	Issuer	For	Voted - Withheld
1	Director: Lawrence J. Ellison	Issuer	For	Voted - For
1	Director: Hector Garcia-molina	Issuer	For	Voted - For
1	Director: Jeffrey O. Henley	Issuer	For	Voted - For
1	Director: Mark V. Hurd	Issuer	For	Voted - For
1	Director: Renee J. James	Issuer	For	Voted - For
1	Director: Charles W. Moorman IV	Issuer	For	Voted - Withheld
1	Director: Leon E. Panetta	Issuer	For	Voted - Withheld
1	Director: William G. Parrett	Issuer	For	Voted - For
1	Director: Naomi O. Seligman	Issuer	For	Voted - Withheld
2	Advisory Vote to Approve the Compensation of the Named Executive Officers.	Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3	Ratification of the Selection of Ernst & Young LLP As Independent Registered Public Accounting Firm for Fiscal Year 2019.	Issuer	For	Voted - Against
4	Stockholder Proposal Regarding Pay Equity Report.	Shareholder	Against	Voted - For
5	Stockholder Proposal Regarding Political Contributions Report.	Shareholder	Against	Voted - Against
6	Stockholder Proposal Regarding Lobbying Report.	Shareholder	Against	Voted - Against
7	Stockholder Proposal Regarding Independent Board Chair.	Shareholder	Against	Voted - For
PEPSICO, INC.
Security ID: 713448108 Ticker: PEP
Meeting Date: 01-May-19
1a.	Election of Director: Shona L. Brown	Issuer	For	Voted - For
1b.	Election of Director: Cesar Conde	Issuer	For	Voted - For
1c.	Election of Director: Ian Cook	Issuer	For	Voted - Against
1d.	Election of Director: Dina Dublon	Issuer	For	Voted - For
1e.	Election of Director: Richard W. Fisher	Issuer	For	Voted - For
1f.	Election of Director: Michelle Gass	Issuer	For	Voted - For
1g.	Election of Director: William R. Johnson	Issuer	For	Voted - For
1h.	Election of Director: Ramon Laguarta	Issuer	For	Voted - For
1i.	Election of Director: David C. Page	Issuer	For	Voted - For
1j.	Election of Director: Robert C. Pohlad	Issuer	For	Voted - For
1k.	Election of Director: Daniel Vasella	Issuer	For	Voted - Against
1l.	Election of Director: Darren Walker	Issuer	For	Voted - For
1m.	Election of Director: Alberto Weisser	Issuer	For	Voted - For
2	Ratification of the Appointment of KPMG LLP As the Companys Independent Registered Public Accounting Firm for Fiscal Year 2019.	Issuer	For	Voted - Against
3	Advisory Approval of the Companys Executive Compensation.	Issuer	For	Voted - For
4	Approve Amendments to the Companys Articles of Incorporation to Eliminate Supermajority Voting Standards.	Issuer	For	Voted - For
5	Shareholder Proposal - Independent Board Chairman.	Shareholder	Against	Voted - For
6	Shareholder Proposal - Disclosure of Pesticide Management Data.	Shareholder	Against	Voted - Against
S&P GLOBAL INC.
Security ID: 78409V104 Ticker: SPGI
Meeting Date: 09-May-19
1a.	Election of Director: Marco Alverãƒâ	Issuer	For	Voted - For
1b.	Election of Director: William J. Amelio	Issuer	For	Voted - For
1c.	Election of Director: William D. Green	Issuer	For	Voted - For
1d.	Election of Director: Charles E. Haldeman, Jr.	Issuer	For	Voted - For
1e.	Election of Director: Stephanie C. Hill	Issuer	For	Voted - For
1f.	Election of Director: Rebecca Jacoby	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1g.	Election of Director: Monique F. Leroux	Issuer	For	Voted - For
1h.	Election of Director: Maria R. Morris	Issuer	For	Voted - For
1i.	Election of Director: Douglas L. Peterson	Issuer	For	Voted - For
1j.	Election of Director: Edward B. Rust, Jr.	Issuer	For	Voted - Against
1k.	Election of Director: Kurt L. Schmoke	Issuer	For	Voted - For
1l.	Election of Director: Richard E. Thornburgh	Issuer	For	Voted - For
2	Vote to Approve, on an Advisory Basis, the Executive Compensation Program for the Companys Named Executive Officers.	Issuer	For	Voted - For
3	Vote to Approve the Companys 2019 Stock Incentive Plan.	Issuer	For	Voted - For
4	Vote to Approve the Companys Director Deferred Stock Ownership Plan, As Amended and Restated.	Issuer	For	Voted - For
5	Vote to Ratify the Selection of Ernst & Young LLP As our Independent Registered Public Accounting Firm for 2019.	Issuer	For	Voted - Against
STARBUCKS CORPORATION
Security ID: 855244109 Ticker: SBUX
Meeting Date: 20-Mar-19
1a.	Election of Director: Rosalind G. Brewer	Issuer	For	Voted - For
1b.	Election of Director: Mary N. Dillon	Issuer	For	Voted - For
1c.	Election of Director: Mellody Hobson	Issuer	For	Voted - For
1d.	Election of Director: Kevin R. Johnson	Issuer	For	Voted - For
1e.	Election of Director: Jorgen Vig Knudstorp	Issuer	For	Voted - For
1f.	Election of Director: Satya Nadella	Issuer	For	Voted - For
1g.	Election of Director: Joshua Cooper Ramo	Issuer	For	Voted - For
1h.	Election of Director: Clara Shih	Issuer	For	Voted - For
1i.	Election of Director: Javier G. Teruel	Issuer	For	Voted - For
1j.	Election of Director: Myron E. Ullman, III	Issuer	For	Voted - Against
2	Advisory Resolution to Approve our Executive Officer Compensation.	Issuer	For	Voted - For
3	Ratification of Selection of Deloitte & Touche LLP As our Independent Registered Public Accounting Firm for Fiscal 2019.	Issuer	For	Voted - Against
4	True Diversity Board Policy	Shareholder	Against	Voted - Against
5	Report on Sustainable Packaging	Shareholder	Against	Voted - Against
THE COCA-COLA COMPANY
Security ID: 191216100 Ticker: KO
Meeting Date: 24-Apr-19
1a.	Election of Director: Herbert A. Allen	Issuer	For	Voted - For
1b.	Election of Director: Ronald W. Allen	Issuer	For	Voted - Against
1c.	Election of Director: Marc Bolland	Issuer	For	Voted - For
1d.	Election of Director: Ana Botin	Issuer	For	Voted - For
1e.	Election of Director: Christopher C. Davis	Issuer	For	Voted - For
1f.	Election of Director: Barry Diller	Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1g.	Election of Director: Helene D. Gayle	Issuer	For	Voted - For
1h.	Election of Director: Alexis M. Herman	Issuer	For	Voted - For
1i.	Election of Director: Robert A. Kotick	Issuer	For	Voted - For
1j.	Election of Director: Maria Elena Lagomasino	Issuer	For	Voted - For
1k.	Election of Director: James Quincey	Issuer	For	Voted - For
1l.	Election of Director: Caroline J. Tsay	Issuer	For	Voted - For
1m.	Election of Director: David B. Weinberg	Issuer	For	Voted - For
2	Advisory Vote to Approve Executive Compensation	Issuer	For	Voted - For
3	Ratification of the Appointment of Ernst & Young LLP As Independent Auditors	Issuer	For	Voted - Against
4	Shareowner Proposal Regarding an Independent Board Chair	Shareholder	Against	Voted - For
5	Shareowner Proposal on Sugar and Public Health	Shareholder	Against	Voted - Against
THE TJX COMPANIES, INC.
Security ID: 872540109 Ticker: TJX
Meeting Date: 22-Oct-18
1
An Amendment to the Companys Fourth Restated Certificate of Incorporation to Increase the Number of Authorized Shares of Common Stock, Par Value $1.00 Per Share, from 1,200,000,000 Shares to 1,800,000,000 Shares.
	Issuer	For	Voted - For
Meeting Date: 04-Jun-19
1A.	Election of Director: Zein Abdalla	Issuer	For	Voted - For
1B.	Election of Director: Alan M. Bennett	Issuer	For	Voted - Against
1C.	Election of Director: Rosemary T. Berkery	Issuer	For	Voted - For
1D.	Election of Director: David T. Ching	Issuer	For	Voted - For
1E.	Election of Director: Ernie Herrman	Issuer	For	Voted - For
1F.	Election of Director: Michael F. Hines	Issuer	For	Voted - Against
1G.	Election of Director: Amy B. Lane	Issuer	For	Voted - For
1H.	Election of Director: Carol Meyrowitz	Issuer	For	Voted - For
1I.	Election of Director: Jackwyn L. Nemerov	Issuer	For	Voted - For
1J.	Election of Director: John F. Obrien	Issuer	For	Voted - For
1K.	Election of Director: Willow B. Shire	Issuer	For	Voted - For
2	Ratification of Appointment of PricewaterhouseCoopers As Tjxs Independent Registered Public Accounting Firm for Fiscal 2020	Issuer	For	Voted - Against
3	Advisory Approval of Tjxs Executive Compensation (the Say-on-pay Vote)	Issuer	For	Voted - For
4	Shareholder Proposal for A Report on Compensation Disparities Based on Race, Gender, Or Ethnicity	Shareholder	Against	Voted - For
5	Shareholder Proposal for A Report on Prison Labor	Shareholder	Against	Voted - For
6	Shareholder Proposal for A Report on Human Rights Risks	Shareholder	Against	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

THE WALT DISNEY COMPANY
Security ID: 254687106 Ticker: DIS
Meeting Date: 10-Jul-18
1
Important: the Special Meeting of Stockholders Scheduled for July 10, 2018 Has Been Postponed and Voting Will No Longer be Processed.  A New Proxy with A July 27, 2018 Meeting Date Will be Sent to Stockholders As Soon As It is Available and A New Vote Will be Required.  If You Have Already Voted the July 10, 2018 Proxy, You Will Need to Vote Again Using the New Ballot(s) You Will Receive for the July 27, 2018 Meeting. Your Vote is Important. Please Make Sure You Vote Your New Proxy. Thank You.
	Issuer	For	Voted - For
2
Important: the Special Meeting of Stockholders Scheduled for July 10, 2018 Has Been Postponed and Voting Will No Longer be Processed.  A New Proxy with A July 27, 2018 Meeting Date Will be Sent to Stockholders As Soon As It is Available and A New Vote Will be Required.  If You Have Already Voted the July 10, 2018 Proxy, You Will Need to Vote Again Using the New Ballot(s) You Will Receive for the July 27, 2018 Meeting. Your Vote is Important. Please Make Sure You Vote Your New Proxy. Thank You.
	Issuer	For	Voted - For
3
Important: the Special Meeting of Stockholders Scheduled for July 10, 2018 Has Been Postponed and Voting Will No Longer be Processed.  A New Proxy with A July 27, 2018 Meeting Date Will be Sent to Stockholders As Soon As It is Available and A New Vote Will be Required.  If You Have Already Voted the July 10, 2018 Proxy, You Will Need to Vote Again Using the New Ballot(s) You Will Receive for the July 27, 2018 Meeting. Your Vote is Important. Please Make Sure You Vote Your New Proxy. Thank You.
	Issuer	For	Voted - For
Meeting Date: 27-Jul-18
1
To Approve the Issuance of Common Stock, Par Value $0.01 Per Share, of Twdc Holdco 613 Corp. ("new Disney"), to Stockholders of Twenty-first Century Fox, Inc. ("21cf") Contemplated by the Amended and Restated Agreement and Plan of Merger, Dated As of June 20, 2018, As It May be Amended from Time to Time, by and Among 21cf, A Delaware Corporation, Disney, A Delaware Corporation, New Disney, A Delaware Corporation and A Wholly Owned Subsidiary of Disney, Wdc Merger Enterprises I, Inc., A ...(due to Space Limits, See Proxy Statement for Full Proposal).
	Issuer	For	Voted - For
2
To Approve Adjournments of the Disney Special Meeting, If Necessary Or Appropriate, to Solicit Additional Proxies If There are Insufficient Votes at the Time of the Disney Special Meeting to Approve the Share Issuance Proposal.
	Issuer	For	Voted - For

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

Meeting Date: 07-Mar-19
1a.	Election of Director: Susan E. Arnold	Issuer	For	Voted - For
1b.	Election of Director: Mary T. Barra	Issuer	For	Voted - Against
1c.	Election of Director: Safra A. Catz	Issuer	For	Voted - For
1d.	Election of Director: Francis A. Desouza	Issuer	For	Voted - For
1e.	Election of Director: Michael Froman	Issuer	For	Voted - For
1f.	Election of Director: Robert A. Iger	Issuer	For	Voted - Against
1g.	Election of Director: Maria Elena Lagomasino	Issuer	For	Voted - Against
1h.	Election of Director: Mark G. Parker	Issuer	For	Voted - For
1i.	Election of Director: Derica W. Rice	Issuer	For	Voted - For
2	To Ratify the Appointment of PricewaterhouseCoopers LLP As the Companys Registered Public Accountants for Fiscal 2019.	Issuer	For	Voted - Against
3	To Approve the Advisory Resolution on Executive Compensation.	Issuer	For	Voted - Against
4	Shareholder Proposal Requesting an Annual Report Disclosing Information Regarding the Companys Lobbying Policies and Activities.	Shareholder	Against	Voted - Against
5	Shareholder Proposal Requesting A Report on Use of Additional Cyber Security and Data Privacy Metrics in Determining Compensation of Senior Executives.	Shareholder	Against	Voted - For
UNITED TECHNOLOGIES CORPORATION
Security ID: 913017109 Ticker: UTX
Meeting Date: 29-Apr-19
1a.	Election of Director: Lloyd J. Austin III	Issuer	For	Voted - For
1b.	Election of Director: Diane M. Bryant	Issuer	For	Voted - For
1c.	Election of Director: John V. Faraci	Issuer	For	Voted - Against
1d.	Election of Director: Jean-pierre Garnier	Issuer	For	Voted - For
1e.	Election of Director: Gregory J. Hayes	Issuer	For	Voted - Against
1f.	Election of Director: Christopher J. Kearney	Issuer	For	Voted - For
1g.	Election of Director: Ellen J. Kullman	Issuer	For	Voted - For
1h.	Election of Director: Marshall O. Larsen	Issuer	For	Voted - For
1i.	Election of Director: Harold W. Mcgraw III	Issuer	For	Voted - Against
1j.	Election of Director: Margaret L. Osullivan	Issuer	For	Voted - For
1k.	Election of Director: Denise L. Ramos	Issuer	For	Voted - For
1l.	Election of Director: Fredric G. Reynolds	Issuer	For	Voted - For
1m.	Election of Director: Brian C. Rogers	Issuer	For	Voted - For
2	Advisory Vote to Approve Executive Compensation.	Issuer	For	Voted - For
3	Appoint PricewaterhouseCoopers LLP to Serve As Independent Auditor for 2019.	Issuer	For	Voted - Against
4	Approve an Amendment to the Restated Certificate of Incorporation to Eliminate Supermajority Voting for Certain Business Combinations.	Issuer	For	Voted - For
5	Ratify the 15% Special Meeting Ownership Threshold in the Companys Bylaws.	Issuer	For	Voted - Against

Haverford Quality Growth Stock Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

UNITEDHEALTH GROUP INCORPORATED
Security ID: 91324P102 Ticker: UNH
Meeting Date: 03-Jun-19
1a.	Election of Director: William C. Ballard, Jr.	Issuer	For	Voted - Against
1b.	Election of Director: Richard T. Burke	Issuer	For	Voted - Against
1c.	Election of Director: Timothy P. Flynn	Issuer	For	Voted - For
1d.	Election of Director: Stephen J. Hemsley	Issuer	For	Voted - Against
1e.	Election of Director: Michele J. Hooper	Issuer	For	Voted - For
1f.	Election of Director: F. William Mcnabb III	Issuer	For	Voted - For
1g.	Election of Director: Valerie C. Montgomery Rice, M.D.	Issuer	For	Voted - For
1h.	Election of Director: John H. Noseworthy, M.D.	Issuer	For	Voted - For
1i.	Election of Director: Glenn M. Renwick	Issuer	For	Voted - Against
1j.	Election of Director: David S. Wichmann	Issuer	For	Voted - For
1k.	Election of Director: Gail R. Wilensky, Ph.D.	Issuer	For	Voted - For
2	Advisory Approval of the Companys Executive Compensation.	Issuer	For	Voted - For
3	Ratification of the Appointment of Deloitte & Touche LLP As the Independent Registered Public Accounting Firm for the Company for the Year Ending December 31, 2019.	Issuer	For	Voted - Against
4	The Shareholder Proposal Set Forth in the Proxy Statement Requesting an Amendment to the Proxy Access Bylaw, If Properly Presented at the 2019 Annual Meeting of Shareholders.	Shareholder	Against	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 29, 2019